Acquisition of patents (Tables)	12 Months Ended
May 31, 2013
Intangible Assets

The following presents intangible assets as of May 31, 2013:

Gross carrying amounts	$3,500,000
Accumulated amortization	(218,750)

Total amortizable intangible assets, net	3,281,250
Patents currently not amortized	35,989

Carrying value of intangibles, net	$3,317,239